Schedule of Investments (unaudited) January 31, 2024	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
L3Harris Technologies, Inc.	2,000,914	$417,030,496
RTX Corp.	2,879,458	262,376,213

		679,406,709

Automobile Components — 0.4%
Lear Corp.	505,561	67,189,057

Automobiles — 2.3%
General Motors Co.	10,738,471	416,652,675

Banks — 11.2%
Bank of America Corp.	3,374,102	114,753,209
Citigroup, Inc.	10,358,193	581,819,701
Citizens Financial Group, Inc.	3,853,678	126,015,271
First Citizens BancShares, Inc., Class A	284,496	429,588,960
JPMorgan Chase & Co.	1,323,369	230,742,619
Wells Fargo & Co.	11,633,741	583,781,123

		2,066,700,883

Beverages — 0.8%
Constellation Brands, Inc., Class A	435,721	106,786,503
Keurig Dr. Pepper, Inc.	1,363,010	42,853,034

		149,639,537

Broadline Retail — 0.3%
Alibaba Group Holding Ltd.	5,191,000	46,557,943

Building Products — 0.7%
Allegion PLC	1,039,010	128,722,949

Capital Markets — 3.8%
Carlyle Group, Inc.	3,777,180	151,162,744
Goldman Sachs Group, Inc.	347,800	133,558,678
Intercontinental Exchange, Inc.	1,160,840	147,809,757
Raymond James Financial, Inc.	1,621,774	178,687,059
UBS Group AG, Registered Shares	3,317,170	99,291,545

		710,509,783

Chemicals — 1.1%
International Flavors & Fragrances, Inc.	1,360,570	109,770,787
PPG Industries, Inc.	639,171	90,148,678

		199,919,465

Communications Equipment — 1.8%
Cisco Systems, Inc.	6,751,034	338,766,886

Consumer Finance — 0.5%
American Express Co.	419,680	84,246,563

Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	2,296,812	303,339,961

Containers & Packaging — 1.3%
Sealed Air Corp.	7,128,095	246,275,682

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	8,227,429	145,543,219
Verizon Communications, Inc.	7,113,114	301,240,378

		446,783,597

Electric Utilities — 2.4%
American Electric Power Co., Inc.	2,324,094	181,604,705
Exelon Corp.	2,513,110	87,481,359
NextEra Energy, Inc.	722,050	42,333,791
PG&E Corp.	8,075,257	136,229,586

		447,649,441

Security	Shares	Value

Entertainment — 0.1%
Walt Disney Co.	203,750	$19,570,188

Financial Services — 3.6%
Equitable Holdings, Inc.	2,326,361	76,048,741
Fidelity National Information Services, Inc.	5,145,443	320,355,281
Visa, Inc., Class A	992,379	271,177,486

		667,581,508

Food Products — 2.3%
Kraft Heinz Co.	11,548,744	428,804,865

Ground Transportation — 0.5%
Union Pacific Corp.	400,521	97,699,088

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.	8,616,253	333,362,828
Koninklijke Philips NV(a)	9,367,467	198,173,983
Medtronic PLC	3,987,520	349,067,501

		880,604,312

Health Care Providers & Services — 8.0%
Cardinal Health, Inc.	2,802,978	306,057,168
Cencora, Inc.	466,646	108,579,191
Cigna Group	711,775	214,208,686
CVS Health Corp.	699,110	51,992,811
Elevance Health, Inc.	740,952	365,615,355
Humana, Inc.	269,166	101,760,898
Laboratory Corp. of America Holdings	1,452,580	322,908,534

		1,471,122,643

Household Durables — 1.8%
Newell Brands, Inc.	2,455,762	20,431,940
Panasonic Holdings Corp.	12,992,900	122,377,224
Sony Group Corp.	1,988,300	194,989,216

		337,798,380

Industrial Conglomerates — 0.4%
Siemens AG, Registered Shares, Class N	436,066	78,066,212

Insurance — 5.9%
American International Group, Inc.	6,892,282	479,082,522
Fidelity National Financial, Inc., Class A	3,865,119	193,371,904
First American Financial Corp.	303,350	18,307,173
Prudential PLC	7,465,641	76,691,298
Willis Towers Watson PLC	1,327,085	326,861,035

		1,094,313,932

IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	3,092,392	238,485,271

Leisure Products — 0.3%
Hasbro, Inc.	1,135,240	55,569,998

Life Sciences Tools & Services — 0.6%
Fortrea Holdings, Inc.(a)	2,147,570	66,488,767
Thermo Fisher Scientific, Inc.	89,530	48,254,880

		114,743,647

Machinery — 1.3%
CNH Industrial NV	8,451,850	101,422,200
Fortive Corp.	633,570	49,532,502
Komatsu Ltd.	3,013,800	85,742,462

		236,697,164

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 2.7%
Comcast Corp., Class A	7,930,805	$369,099,665
Fox Corp., Class A	4,022,208	129,917,318

		499,016,983

Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.	1,267,032	73,475,185
Sempra	2,140,630	153,183,483

		226,658,668

Oil, Gas & Consumable Fuels — 7.7%
BP PLC	65,010,194	379,686,609
Chevron Corp.	801,560	118,173,991
Enterprise Products Partners LP	10,400,481	278,316,871
Shell PLC	14,408,650	446,701,402
Suncor Energy, Inc.	5,765,730	190,960,977

		1,413,839,850

Personal Care Products — 1.8%
Unilever PLC, ADR	6,806,692	331,417,833

Pharmaceuticals — 4.7%
AstraZeneca PLC	1,019,065	135,104,417
Bayer AG, Registered Shares, Class N	4,216,486	131,202,768
Bristol-Myers Squibb Co.	545,730	26,669,825
Eli Lilly & Co.	338,898	218,795,938
Pfizer, Inc.	1,558,080	42,192,806
Sanofi SA	3,234,219	323,892,594

		877,858,348

Professional Services — 4.3%
Leidos Holdings, Inc.	3,776,473	417,186,972
SS&C Technologies Holdings, Inc.	6,166,432	376,275,681

		793,462,653

Residential REITs — 0.5%
Mid-America Apartment Communities, Inc.	692,020	87,457,488

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	928,670	40,007,103
Taiwan Semiconductor Manufacturing Co. Ltd.	5,234,000	104,776,787

		144,783,890

Software — 1.3%
Microsoft Corp.	626,045	248,902,971

Specialized REITs — 0.5%
Crown Castle, Inc.	845,860	91,564,345

Specialty Retail — 0.5%
Ross Stores, Inc.	634,956	89,071,628

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.7%
Samsung Electronics Co. Ltd.	5,645,700	$306,769,437

Textiles, Apparel & Luxury Goods — 0.5%
Ralph Lauren Corp., Class A	370,456	53,223,414
Tapestry, Inc.	1,032,950	40,068,130

		93,291,544

Tobacco — 1.4%
British American Tobacco PLC, ADR	8,471,444	250,754,742

Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	1,702,259	79,513,455

Total Common Stocks — 95.2% (Cost: $14,297,589,674)		17,587,782,174

Preferred Securities

Preferred Stocks — 0.4%

Household Products — 0.4%
Henkel AG & Co. KGaA, Preference Shares	1,104,070	84,636,374

		84,636,374

Total Preferred Securities — 0.4% (Cost: $86,863,576)		84,636,374

Total Long-Term Investments — 95.6% (Cost: $14,384,453,250)		17,672,418,548

Short-Term Securities

Money Market Funds — 4.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(b)(c)	777,585,775	777,585,775

Total Short-Term Securities — 4.2% (Cost: $777,585,775)		777,585,775

Total Investments — 99.8% (Cost: $15,162,039,025)		18,450,004,323

Other Assets Less Liabilities — 0.2%		30,930,603

Net Assets — 100.0%		$18,480,934,926

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Equity Dividend Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$897,455,508	$—	$(119,869,733	)(a)	$—	$—	$777,585,775	777,585,775	$32,225,384	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$679,406,709	$—	$—	$679,406,709
Automobile Components	67,189,057	—	—	67,189,057
Automobiles	416,652,675	—	—	416,652,675
Banks	2,066,700,883	—	—	2,066,700,883
Beverages	149,639,537	—	—	149,639,537
Broadline Retail	—	46,557,943	—	46,557,943
Building Products	128,722,949	—	—	128,722,949
Capital Markets	611,218,238	99,291,545	—	710,509,783
Chemicals	199,919,465	—	—	199,919,465
Communications Equipment	338,766,886	—	—	338,766,886
Consumer Finance	84,246,563	—	—	84,246,563
Consumer Staples Distribution & Retail	303,339,961	—	—	303,339,961
Containers & Packaging	246,275,682	—	—	246,275,682
Diversified Telecommunication Services	446,783,597	—	—	446,783,597
Electric Utilities	447,649,441	—	—	447,649,441
Entertainment	19,570,188	—	—	19,570,188
Financial Services	667,581,508	—	—	667,581,508
Food Products	428,804,865	—	—	428,804,865
Ground Transportation	97,699,088	—	—	97,699,088

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Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock Equity Dividend Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$682,430,329	$198,173,983	$—	$880,604,312
Health Care Providers & Services	1,471,122,643	—	—	1,471,122,643
Household Durables	20,431,940	317,366,440	—	337,798,380
Industrial Conglomerates	—	78,066,212	—	78,066,212
Insurance	1,017,622,634	76,691,298	—	1,094,313,932
IT Services	238,485,271	—	—	238,485,271
Leisure Products	55,569,998	—	—	55,569,998
Life Sciences Tools & Services	114,743,647	—	—	114,743,647
Machinery	150,954,702	85,742,462	—	236,697,164
Media	499,016,983	—	—	499,016,983
Multi-Utilities	226,658,668	—	—	226,658,668
Oil, Gas & Consumable Fuels	587,451,839	826,388,011	—	1,413,839,850
Personal Care Products	331,417,833	—	—	331,417,833
Pharmaceuticals	287,658,569	590,199,779	—	877,858,348
Professional Services	793,462,653	—	—	793,462,653
Residential REITs	87,457,488	—	—	87,457,488
Semiconductors & Semiconductor Equipment	40,007,103	104,776,787	—	144,783,890
Software	248,902,971	—	—	248,902,971
Specialized REITs	91,564,345	—	—	91,564,345
Specialty Retail	89,071,628	—	—	89,071,628
Technology Hardware, Storage & Peripherals	—	306,769,437	—	306,769,437
Textiles, Apparel & Luxury Goods	93,291,544	—	—	93,291,544
Tobacco	250,754,742	—	—	250,754,742
Wireless Telecommunication Services	79,513,455	—	—	79,513,455
Preferred Securities
Preferred Stocks	—	84,636,374	—	84,636,374
Short-Term Securities
Money Market Funds	777,585,775	—	—	777,585,775

	$15,635,344,052	$2,814,660,271	$—	$18,450,004,323

Portfolio Abbreviation

ADR	American Depositary Receipt

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